EMPLOYEE BENEFIT PLAN - Summary of weighted average actuarial assumptions used to determine benefit obligations and net gratuity cost (Details)	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
Discount rate	7.06%	6.55%
Rate of compensation increase	7.00%	7.00%